Revenue Recognition - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation Of Revenue [Line Items]
Revenue, practical expedient, incremental cost of obtaining contract [true false]	true
Contract cost asset recognized	$ 0	$ 0
Revenue, Practical Expedient, Initial Application and Transition, Nondisclosure of Transaction Price Allocation to Remaining Performance Obligation [true false]	true
Minimum
Disaggregation Of Revenue [Line Items]
Typical payment terms	30 days
Maximum
Disaggregation Of Revenue [Line Items]
Typical payment terms	60 days